Fidelity® Leveraged Company Stock Fund

Class/Ticker

K/FLCKX

Summary Prospectus

September 29, 2022

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, reports to shareholders, and other information about the fund (including the fund's SAI) online at www.fidelity.com/workplacedocuments. You can also get this information at no cost by calling 1-800-835-5095 or by sending an e-mail request to fidfunddocuments@fidelity.com. The fund's prospectus and SAI dated September 29, 2022 are incorporated herein by reference.

245 Summer Street, Boston, MA 02210

Fund Summary

Fund/Class:
Fidelity® Leveraged Company Stock Fund/K

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.08%
Total annual operating expenses	0.65%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$66
3 years	$208
5 years	$362
10 years	$810

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks of leveraged companies (companies that issue lower-quality debt and other companies with leveraged capital structures).
  Potentially investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Highly Leveraged Company Exposure.  Leverage can magnify the impact of adverse issuer, political, regulatory, market, or economic developments on a company.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	30.68%	June 30, 2020
Lowest Quarter Return	(30.41)%	March 31, 2020
Year-to-Date Return	(25.06)%	June 30, 2022

Average Annual Returns

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Class K	26.26%	17.12%	15.18%
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)	22.58%	15.10%	14.91%
Fidelity U.S. Leveraged Stock Linked Index℠ (reflects no deduction for fees, expenses, or taxes)	26.12%	10.64%	10.51%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Mark Notkin (co-manager) has managed the fund since September 2016.

Brian Chang (co-manager) has managed the fund since October 2019.

Purchase and Sale of Shares

Shares generally are available only to certain employer-sponsored retirement plans and certain Fidelity health savings accounts that are made available through employers. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2022 FMR LLC. All rights reserved.

Fidelity U.S. Leveraged Stock Linked Index is a service mark of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.915420.113	LSF-K-SUM-0922

Fidelity® Leveraged Company Stock Fund

Class/Ticker

Fidelity® Leveraged Company Stock Fund/FLVCX

In this summary prospectus, the term "shares" (as it relates to the fund) means the class of shares offered through this summary prospectus.

Summary Prospectus

September 29, 2022

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, reports to shareholders, and other information about the fund (including the fund's SAI) online at www.fidelity.com/funddocuments. You can also get this information at no cost by calling 1-800-FIDELITY or by sending an e-mail request to fidfunddocuments@fidelity.com. The fund's prospectus and SAI dated September 29, 2022 are incorporated herein by reference.

245 Summer Street, Boston, MA 02210

Fund Summary

Fund/Class:
Fidelity® Leveraged Company Stock Fund/Fidelity® Leveraged Company Stock Fund

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.74%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$76
3 years	$237
5 years	$411
10 years	$918

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks of leveraged companies (companies that issue lower-quality debt and other companies with leveraged capital structures).
  Potentially investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Highly Leveraged Company Exposure.  Leverage can magnify the impact of adverse issuer, political, regulatory, market, or economic developments on a company.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	30.63%	June 30, 2020
Lowest Quarter Return	(30.43)%	March 31, 2020
Year-to-Date Return	(25.12)%	June 30, 2022

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity® Leveraged Company Stock Fund
Return Before Taxes	26.16%	17.01%	15.04%
Return After Taxes on Distributions	23.70%	14.73%	13.06%
Return After Taxes on Distributions and Sale of Fund Shares	17.11%	13.07%	11.99%
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)	22.58%	15.10%	14.91%
Fidelity U.S. Leveraged Stock Linked Index℠ (reflects no deduction for fees, expenses, or taxes)	26.12%	10.64%	10.51%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Mark Notkin (co-manager) has managed the fund since September 2016.

Brian Chang (co-manager) has managed the fund since October 2019.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & Pyramid Design, FAST are registered service marks of FMR LLC. © 2022 FMR LLC. All rights reserved.

Fidelity U.S. Leveraged Stock Linked Index is a service mark of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.915421.112	LSF-SUM-0922